Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Shares		Fair Value
CLOSED-END FUNDS - 80.2%

66,150	Aberdeen Asia Pacific Income Fund	$1,014,741

139,129	Aberdeen Income Credit Strategies Fund	752,688

178,438	AllianceBernstein Global High Income Fund	1,907,502

116,391	Ares Dynamic Credit Allocation Fund Inc.	1,548,000

110,163	Barings Global Short Duration High Yield Fund	1,653,547

364,765	BlackRock Innovation and Growth Term Trust	2,403,801

4,276	BlackRock Municipal Credit Alpha Portfolio	52,980

2,877	BlackRock MuniYield Quality Fund II, Inc.	28,914

187,635	Blackstone Strategic Credit Fund	2,210,340

223,000	BNY Mellon High Yield Strategies Fund	553,040

413,855	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,463,966

219,353	Brookfield Real Assets Income Fund, Inc.	2,842,815

160,000	Credit Suisse High Yield Bond Fund	320,000

149,997	Destra Multi-Alternative Fund (a)	1,345,473

239,462	DoubleLine Income Solutions Fund	2,698,739

171,484	DoubleLine Yield Opportunities Fund	2,493,377

30,165	Eaton Vance Senior Floating-Rate Trust	336,038

32,014	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	295,169

136,042	First Trust High Yield Opportunities 2027 Term Fund	1,914,111

308,311	FS Credit Opportunities Corp.	1,942,359

11,804	Gabelli Global Small and Mid Cap Value Trust	177,060

37,307	GAMCO Global Gold Natural Resources & Income Trust	192,504

175,000	Guggenheim Strategic Opportunities Fund	2,254,000

81,944	Highland Global Allocation Fund	748,149

295,885	Highland Income Fund	1,769,392

183,286	John Hancock Premium Dividend Fund	2,327,732

153,766	KKR Income Opportunities Fund	1,782,148

116,830	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	634,387

178,505	Nuveen Core Plus Impact Fund	1,817,181

95,676	Nuveen Floating Rate Income Fund	749,143

46,107	PGIM Global High Yield Fund, Inc.	568,960

189,082	PGIM Short Duration High Yield Opportunities Fund	3,110,399

65,040	PIMCO Dynamic Income Strategy Fund	1,221,451

70,473	SRH Total Return Fund, Inc.	1,306,569

14,980	Templeton Emerging Markets Fund	255,109

194,259	Templeton Emerging Markets Income Fund, Inc.	1,252,971

65,644	The Central and Eastern Europe Fund Inc.	1,161,899

32,169	Virtus Convertible & Income Fund	487,360

231,646	Virtus Global Multi-Sector Income Fund	1,816,105

277,183	Virtus Stone Harbor Emerging Markets Income Fund	1,377,600

249,771	Western Asset Emerging Markets Debt Fund, Inc.	2,655,066

200,401	Western Asset High Income Opportunity Fund, Inc.	743,488

294,011	Western Asset Inflation-Linked Opportunities & Income Fund	2,525,554

104,264	XAI Octagon Floating Rate Alternative Income Trust	500,467

	TOTAL CLOSED-END FUNDS - (Cost $61,330,913)	61,212,294

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares		Fair Value

	COMMON STOCK - 9.1%

	Consumer Discretionary - 0.6%

65,000	Arcos Dorados Holdings, Inc.	$477,100

131,136	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	1,656,249

		2,133,349

	Energy - 1.6%

620,000	Cia Energetica De Minas Gerais - Cernig (b)	1,240,000

	Financials - 0.2%

130,000	Banco Bradesco S.A. (b)	432,900

20,000	Itau Unibanco Holding S.A. (b)	143,200

		576,100

	Real Estate - 3.3%

150,526	Irsa Inversiones Y Representaciones S.A. (b)	2,489,699

	Utilities - 0.3%

6,536	Empresa Distribuidora Y Comercializadora Norte S.A. (a)(b)	195,819

51,000	Enel Chile S.A. (b)	205,020

		400,839

	TOTAL COMMON STOCKS - (Cost $446,458)	6,839,987

	EXCHANGE TRADED FUNDS - 0.1%

	Equity - 0.1%

1,000	Virtus Private Credit Strategy ETF	17,800

500	Invesco Global Listed Private Equity ETF	33,537

500	SPDR SSGA IG Public & Private Credit ETF	12,707

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $64,019)	64,044

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares			Fair Value

	REAL ESTATE INVESTMENT TRUST - 6.6%

611,346	NexPoint Diversified Real Estate Trust		$2,341,457

295,629	Seven Hills Realty Trust		2,631,098

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $5,805,399)		4,972,555

Principal Amount ($)		Coupon Rate (%)	Fair Value

	SHORT TERM INVESTMESTS - 5.9%

	Money Market - 5.9%

4,456,055	First American Government Obligations Fund, Class X (c)	3.683	4,456,055

	TOTAL SHORT TERM INVESTMESTS - (Cost $4,456,055)		4,456,055

	TOTAL INVESTMENTS - 101.9% - (Cost $72,102,844)		77,544,935

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)		(1,427,737)

	NET ASSETS - 100.0%		$76,117,198

(a)	Non-income Producing Security.

(b)	American Depository Receipt (ADR)

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.